MARQUEE VARIABLE ANNUITY

Issued by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

Separate Account VA-CC

Supplement dated May 30, 2019

to the

Prospectus dated May 1, 1997 and May 1, 1999

MARQUEE VARIABLE ANNUITY (NY)

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC Separate Account VA C

Supplement dated May 30, 2019

to the

Prospectus dated May 1, 1999

Effective on or about June 3, 2019, based on changes to the underlying fund portfolios, the following trust name, subaccount name and investment advisor changes will apply to the applicable subaccounts:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD TRUST NAME	NEW TRUST NAME	OLD INVESTMENT ADVISOR	NEW INVESTMENT ADVISOR
Growth and Income Portfolio	Growth and Income Portfolio	Dreyfus Variable Investment Fund - Initial Class	BNY Mellon Variable Investment Fund - Initial Class	The Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.
Quality Bond Portfolio	Quality Bond Portfolio	Dreyfus Variable Investment Fund – Initial Class	BNY Mellon Variable Investment Fund - Initial Class	The Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.

This Prospectus Supplement must be accompanied or preceded

by the Prospectuses for the

Marquee Variable Annuity and Marquee Variable Annuity (NY) Annuity

dated May 1, 1997 and May 1, 1999